UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  31 DECEMBER 2011
Check here if Amendment   [ ];   Amendment Number: ______
    This Amendment (Check only one.):         [ ] is a restatement.
                                              [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      ALTA ADVISERS LIMITED
Address:   8 LANCELOT PLACE
           LONDON SW7 1DR
           ENGLAND


Form 13F File Number:    28_____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     PAUL MANSER
Title:    GENERAL COUNSEL
Phone:    +44 020 7590 5010
Signature, Place, and Date of Signing:

/s/ Paul Manser             LONDON, ENGLAND      02/13/2012
---------------------------                  --------------------
   [Signature]               [City, State]           [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers             0
Form 13F Information Table Entry Total       77
Form 13F Information Table Value Total:    710,873
                                         (thousands)


List of Other Included Managers:           NONE

                                                  FORM 13F INFORMATION TABLE

--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LABORATORIES               COM            002824100    11395   202642 SH       DEFINED              202642      0    0
ACCENTURE CLASS -A-               SHS CL A       G1151C101     9791   183943 SH       DEFINED              183943      0    0
ANADARKO PETROLEUM                COM            032511107     8640   113193 SH       DEFINED              113193      0    0
APACHE                            COM            037411105     8398    92713 SH       DEFINED               92713      0    0
APPLE                             COM            037833100    11346    28016 SH       DEFINED               28016      0    0
AT & T                            COM            00206R102      333    11009 SH       DEFINED               11009      0    0
ATP OIL & GAS                     COM            00208J108     5944   807645 SH       DEFINED              807645      0    0
BARRICK GOLD                      COM            067901108    16751   370163 SH       DEFINED              370163      0    0
BERRY PETROLEUM 'A'               CL A           085789105     5632   134039 SH       DEFINED              134039      0    0
BILL BARRETT                      COM            06846N104     5168   151693 SH       DEFINED              151693      0    0
CABOT OIL & GAS                   COM            127097103     8055   106121 SH       DEFINED              106121      0    0
CARRIZO OIL & GAS                 COM            144577103     5489   208305 SH       DEFINED              208305      0    0
CHARLES SCHWAB                    COM            808513105    10335   917824 SH       DEFINED              917824      0    0
CHESAPEAKE ENERGY                 COM            165167107     8076   362313 SH       DEFINED              362313      0    0
CHEVRON                           COM            166764100    11316   106355 SH       DEFINED              106355      0    0
CIMAREX ENERGY                    COM            171798101     5469    88358 SH       DEFINED               88358      0    0
CISCO SYSTEMS                     COM            17275R102    10744   594253 SH       DEFINED              594253      0    0
CME GROUP 'A'                     COM            12572Q105    10695    43893 SH       DEFINED               43893      0    0
COACH                             COM            189754104    10621   174001 SH       DEFINED              174001      0    0
COCA-COLA                         COM            191216100    11498   164328 SH       DEFINED              164328      0    0
COLGATE-PALMOLIVE                 COM            194162103    10910   118087 SH       DEFINED              118087      0    0
COMCAST 'A'                       CL A           20030N101    11063   466610 SH       DEFINED              466610      0    0
COMSTOCK RESOURCES                COM            205768203     5527   361221 SH       DEFINED              361221      0    0
CONOCOPHILLIPS                    COM            20825C104    11273   154695 SH       DEFINED              154695      0    0
CONTINENTAL RESOURCES             COM            212015101     6272    94018 SH       DEFINED               94018      0    0
DENBURY RESOURCES                 COM NEW        247916208     7631   505389 SH       DEFINED              505389      0    0
DEVON ENERGY                      COM            25179M103     8689   140153 SH       DEFINED              140153      0    0
EOG RESOURCES                     COM            26875P101     8771    89034 SH       DEFINED               89034      0    0
EQT                               COM            26884L109     8081   147487 SH       DEFINED              147487      0    0
EXCO RESOURCES                    COM            269279402     7777   744228 SH       DEFINED              744228      0    0
EXXON MOBIL                       COM            30231G102    11587   136701 SH       DEFINED              136701      0    0
FOREST OIL                        COM            346091705     5120   377893 SH       DEFINED              377893      0    0
FREEPORT MCMORAN COPPER & GOLD    COM            35671D857    18464   501865 SH       DEFINED              501865      0    0
GENERAL MILLS                     COM            370334104    10742   265818 SH       DEFINED              265818      0    0
GILEAD SCIENCES                   COM            375558103    11272   275391 SH       DEFINED              275391      0    0
GLOBE SPECIALTY METALS            COM            37954N206    14265  1065364 SH       DEFINED             1065364      0    0
GOOGLE 'A'                        CL A           38259P508    11410    17665 SH       DEFINED               17665      0    0
HEWLETT-PACKARD                   COM            428236103    10323   400738 SH       DEFINED              400738      0    0
INTEL                             COM            458140100    11115   458330 SH       DEFINED              458330      0    0
INTERNATIONAL BUSINESS MACHINES   COM            459200101    10481    56998 SH       DEFINED               56998      0    0
JOHNSON & JOHNSON                 COM            478160104    11300   172316 SH       DEFINED              172316      0    0
KELLOGG                           COM            487836108    10974   217000 SH       DEFINED              217000      0    0
MCMORAN EXPLORATION               COM            582411104     5463   375469 SH       DEFINED              375469      0    0
MERCK & CO                        COM            58933Y105    11677   309737 SH       DEFINED              309737      0    0
MICROSOFT                         COM            594918104    11219   432174 SH       DEFINED              432174      0    0
NEWFIELD EXPLORATION              COM            651290108     7555   200242 SH       DEFINED              200242      0    0
NEWMONT MINING                    COM            651639106    16009   266780 SH       DEFINED              266780      0    0
NOBLE ENERGY                      COM            655044105     8804    93276 SH       DEFINED               93276      0    0
OASIS PETROLEUM                   COM            674215108     5728   196919 SH       DEFINED              196919      0    0
OCCIDENTAL PETROLEUM              COM            674599105     8782    93720 SH       DEFINED               93720      0    0
ORACLE                            COM            68389X105     9103   354911 SH       DEFINED              354911      0    0
PEPSICO                           COM            713448108    11323   170654 SH       DEFINED              170654      0    0
PETROQUEST ENERGY                 COM            716748108     5696   862996 SH       DEFINED              862996      0    0
PFIZER                            COM            717081103    11683   539869 SH       DEFINED              539869      0    0
PHILIP MORRIS INTL                COM            718172109    11442   145801 SH       DEFINED              145801      0    0
PIONEER NATURAL RESOURCES COMPANY COM            723787107     8727    97533 SH       DEFINED               97533      0    0
PLAINS EXPLORATION & PRODUCTION   COM            726505100     6158   167707 SH       DEFINED              167707      0    0
PROCTER & GAMBLE                  COM            742718109    11314   169596 SH       DEFINED              169596      0    0
QEP RESOURCES                     COM            74733V100     7651   261119 SH       DEFINED              261119      0    0
QUALCOMM                          COM            747525103    10730   196164 SH       DEFINED              196164      0    0
QUICKSILVER RESOURCES             COM            74837R104     4908   731470 SH       DEFINED              731470      0    0
RANGE RESOURCES CORP              COM            75281A109     7978   128799 SH       DEFINED              128799      0    0
REX ENERGY                        COM            761565100     5530   374630 SH       DEFINED              374630      0    0
ROSETTA RESOURCES                 COM            777779307     4742   109001 SH       DEFINED              109001      0    0
SCHLUMBERGER                      COM            806857108    10510   153862 SH       DEFINED              153862      0    0
SM ENERGY                         COM            78454L100     5497    75203 SH       DEFINED               75203      0    0
SOUTHWESTERN ENERGY               COM            845467109     7614   238379 SH       DEFINED              238379      0    0
STONE ENERGY                      COM            861642106     5549   210364 SH       DEFINED              210364      0    0
SWIFT ENERGY                      COM            870738101     5932   199604 SH       DEFINED              199604      0    0
TALISMAN ENERGY                   COM            87425E103     6123   480311 SH       DEFINED              480311      0    0
TECK RESOURCES 'B'                CL B           878742204    17595   499999 SH       DEFINED              499999      0    0
ULTRA PETROLEUM                   COM            903914109     5052   170515 SH       DEFINED              170515      0    0
VALE -ADR SPONS.-                 ADR            91912E105    15831   738053 SH       DEFINED              738053      0    0
VERIZON COMMUNICATIONS            COM            92343V104    11542   287677 SH       DEFINED              287677      0    0
VISA 'A'                          COM CL A       92826C839    11195   110264 SH       DEFINED              110264      0    0
W&T OFFSHORE                      COM            92922P106     6213   292916 SH       DEFINED              292916      0    0
WAL-MART STORES                   COM            931142103    11255   188339 SH       DEFINED              188339      0    0